Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	[1]	$ 892,107	$ 474,767
Tax credit carryforwards	[1]
Depreciation and amortization		3,414,971
Other		533,034
Total deferred tax assets		4,840,112	474,767
Valuation allowance		(3,918,791)	(474,767)
Net deferred tax assets		921,321
Intangible assets		(921,321)
Net deferred tax liabilities

[1]	reflects estimated limitation under Section 382 and 383 of the Internal Revenue Code as of December 31, 2016 due to reverse merger on November 15, 2016.